Segment and Geographic Information (Tables)	3 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area

Revenue	Three Months Ended March 31,
	2013		2012
	(in thousands, except percentages)
Europe:
Western Europe	$14,938	36.4%	$18,310	35.4%
All other European countries	4,761	11.6%	12,967	25.0%
Total Europe	19,699	48.0%	31,277	60.4%
Americas	11,848	28.9%	13,321	25.7%
Asia/Africa	9,460	23.1%	7,195	13.9%
Total revenue	$41,007	100.0%	$51,793	100.0%